UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024
OPERATING ACTIVITIES
(Loss)/ Profit for the period	$ (1,591,064)	$ 9,777,309	$ (7,183,876)	$ 8,337,346
Adjustments to reconcile profit to net cash flows
Income tax			(5,471,555)	7,806,595
Financial results			23,875,879	19,193,389
Depreciation of property, plant and equipment			4,495,318	3,923,274
Amortization of intangible assets			8,889,514	8,235,478
Depreciation of leased assets			3,888,743	2,526,174
Transactional expenses			984,350
Share-based incentive and stock options			3,353,145	11,481,363
Share of profit or loss of joint ventures and associates	943,603	(906,136)	1,169,766	(4,467,103)
Provisions for contingencies			209,228	362,248
Allowance for impairment of trade debtors			1,849,836	463,688
Allowance for obsolescence			1,112,743	335,763
Initial recognition and changes in the fair value of biological assets			(1,578,993)	(281,372)
Changes in the net realizable value of agricultural products after harvest			423,115	2,021,747
Gain on sale of equipment and intangible assets			(7,694,896)	(87,599)
Working capital adjustments
Trade receivables			7,508,407	(48,428,426)
Other receivables			282,729	(2,721,910)
Income and minimum presumed income taxes			(7,316,783)	4,623,067
Inventories and biological assets			32,839,986	7,577,552
Trade and other payables			(42,277,274)	16,662,579
Employee benefits and social security			(362,311)	(1,791,169)
Deferred revenue and advances from customers			(549,338)	(18,613,875)
Interest collected			4,592,116	1,408,277
Inflation effects on working capital adjustments			97,797	(107,285)
Net cash flows generated by operating activities			23,137,646	18,459,801
INVESTMENT ACTIVITIES
Proceeds from sale of property, plant and equipment			170,802	167,868
Proceeds from financial assets			14,740,468
Investment in financial assets			(10,099,929)	(11,873,696)
Purchase of property, plant and equipment			(5,211,492)	(7,773,443)
Capitalized development expenditures			(6,902,069)	(7,867,528)
Purchase of intangible assets			(312,974)	(1,086,398)
Net cash flows used by investing activities			(7,615,194)	(28,433,197)
FINANCING ACTIVITIES
Proceeds from borrowings			140,058,194	139,750,796
Repayment of borrowings and financed payments			(140,753,656)	(131,671,711)
Interest payments			(16,709,014)	(16,806,711)
Other financial payments			(2,199,702)	(1,800,597)
Purchase of own shares			(926,899)	(734,388)
Leased assets payments			(4,392,517)	(3,939,771)
Cash dividend distributed by subsidiary			(72,051)	(174,800)
Net cash flows used by financing activities			(24,995,645)	(15,377,182)
Net decrease in cash and cash equivalents			(9,473,193)	(25,350,578)
Inflation effects on cash and cash equivalents			2,325	(23,071)
Cash and cash equivalents as of beginning of the period			44,473,270	48,129,194	$ 48,129,194
Effect of exchange rate changes on cash and equivalents			3,454,587	(6,394,346)
Cash and cash equivalents as of the end of the period	$ 38,456,989	$ 16,361,199	$ 38,456,989	$ 16,361,199	$ 44,473,270